Condensed Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
CURRENT ASSETS
Cash and cash equivalents	$ 155,345	$ 348,472	$ 142,260
Prepaid expenses and other assets	53,689	81,665	41,585
Prepaid income taxes	610,912	610,976	601,348
Due from Sponsor	15,510	15,510	15,510
Total current assets	835,456	1,056,623	800,703
Investments held in Trust Account	301,732	297,614	3,666,439
TOTAL ASSETS	1,137,188	1,354,237	4,467,142
CURRENT LIABILITIES
Accounts payable and accrued expenses	6,141,653	5,894,706	4,805,980
Return of capital subscription shares liability	149,200	147,600
Due to redeeming stockholders	586,001	586,001
Excise tax payable			3,501,166
Total current liabilities	9,310,065	9,061,518	10,085,562
Deferred underwriting fee payable	8,956,250	8,956,250	8,956,250
TOTAL LIABILITIES	18,266,315	18,017,768	19,041,812
COMMITMENTS AND CONTINGENCIES
STOCKHOLDERS’ DEFICIT
Preferred stock, value
Additional paid-in capital	376,066	378,820
Accumulated deficit	(17,867,561)	(17,401,965)	(18,861,366)
TOTAL STOCKHOLDERS’ DEFICIT	(17,490,512)	(17,022,162)	(18,860,383)
LIABILITIES, CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION AND STOCKHOLDERS’ DEFICIT	1,137,188	1,354,237	4,467,142
Class A Common Stock
CLASS A COMMON STOCK SUBJECT TO POSSIBLE REDEMPTION
Common stock subject to possible redemption	361,385	358,631	4,285,713
STOCKHOLDERS’ DEFICIT
Common stock value	983	983	983
Class B Common Stock
STOCKHOLDERS’ DEFICIT
Common stock value
Related Party
CURRENT LIABILITIES
Note payable – related party	1,800,000	1,800,000	1,155,205
Convertible note - related party	422,182	422,182	422,182
Due to related party	$ 211,029	$ 211,029	$ 201,029